LONG-TERM PAYABLES, CURRENT (Details Narrative) - USD ($)	Sep. 01, 2025	Jun. 30, 2025	Dec. 31, 2024
Property, Plant and Equipment [Line Items]
Long-term payables, current		$ 96,962,000	$ 95,160,000
Long-term debt penalty		$ 730,359
Cost of land use right		5.00%
Xiangyang Yazhi New Energy Automobile Co Ltd [Member] | Subsequent Event [Member]
Property, Plant and Equipment [Line Items]
Long-term debt penalty	$ 730,359
Long term debt repayable	$ 96,960,000
Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Carrying amount		$ 8,490,000
Building [Member]
Property, Plant and Equipment [Line Items]
Carrying amount		14,120,000
Land [Member]
Property, Plant and Equipment [Line Items]
Carrying amount		$ 13,780,000